Intangible assets	12 Months Ended
Dec. 31, 2012
Intangible assets
6.	Intangible assets

Intangible assets consist of the following:

2012
	Cost	Accumulated amortization	Net book value
Power sales contracts	$60,435	$24,881	$35,554
Customer relationships	26,674	5,447	21,227

	$87,109	$30,328	$56,781

2011
	Cost	Accumulated amortization	Net book value
Power sales contracts	$52,073	$19,123	$32,950
Customer relationships	27,206	4,887	22,319

	$79,279	$24,010	$55,269

The Region of Peel elected not to extend the existing waste processing contract with the Company. As a result, the remaining intangible assets associated with the existing waste management and energy contracts of the facility were written off in 2011 and the Company recognized a charge on intangible assets of $13,430.

Estimated amortization expense for intangibles for the next four years is $4,200 each year and $2,450 in year five.